Funding Facilities (Details) - ZAR (R) R in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 2023	Aug. 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Funding Facilities [Line Items]
Overdraft facility			R 407,668	R 205,299
Prime lending rate	10.50%
Working capital facility		R 300,000
Lending rate			9.50%
Utilized facility			R 407,700	R 205,300
Top of range [Member]
Funding Facilities [Line Items]
Overdraft facility	R 300,000
Lending rate		9.50%
Bottom of range [Member]
Funding Facilities [Line Items]
Lending rate		1.00%